RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Shareholders and Other Related Parties’ Benefits
	For the six-month ended
	June 30, 2026	June 30, 2025
Salary and related expenses – officers and directors(1)	900	1,043
Share based payment – officers and directors(2)	497	1,625

(1)	The amounts for the six months ended June 30, 2025 include payroll and related expenses of $118 for a four-month advance notice period, as agreed in the employment agreement of the Company’s former president and director, whose employment was terminated by the board of directors on May 25, 2025.

(2)	The amounts for the six months ended June 30, 2025 include share-based compensation expenses of $672 related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause, as provided under the equity grant agreements of the Company’s former president, founder and director, approved by the Company’s shareholder and board of directors. In November 2025, the restricted share units (“RSUs”) will be technically delivered according to the employment terms.
Name	Nature of transaction	As of June 30, 2026	As of December 31, 2025
Officers	Salaries and related(1)	(454)	(343)
Directors	Compensation for directors	(45)	(41)

(1)	See note 9(1.1)